Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2014
Estimated Fair Values of Assets Acquired and Liabilities

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed of Gallatin as of the date of acquisition (in thousands):

Cash	$48,957
Accounts receivable	82,291
Inventory	101,692
Other current assets	5,117
Property, plant and equipment	483,007
Goodwill	98,505
Other intangible assets	67,150
Other assets	2,762

Total assets acquired	889,481

Current liabilities	105,816
Long-term debt	2,093
Deferred credits and other liabilities	2,500

Total liabilities assumed	110,409

Net assets acquired	$779,072

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed of Skyline as of the date of acquisition (in thousands):

Accounts receivable	$128,004
Inventory	260,473
Other current assets	4,410
Property, plant and equipment	70,100
Goodwill	138,579
Other intangible assets	215,600

Total assets acquired	817,166

Current liabilities	137,654
Deferred credits and other liabilities	4,078

Total liabilities assumed	141,732

Net assets acquired	$675,434

Gallatin Steel Company [Member]
Preliminary Purchase Price Allocation to Identifiable Intangible Assets

The purchase price allocation to the identifiable intangible assets is as follows (in thousands, except years):

As of the date of acquisition		Weighted- Average Life
Customer relationships	$58,250	20 years
Trademarks and trade names	8,900	5 years

	$67,150

Skyline Steel LLC [Member]
Preliminary Purchase Price Allocation to Identifiable Intangible Assets

The purchase price allocation to the identifiable intangible assets is as follows (in thousands, except years):

As of the date of acquisition		Weighted- Average Life
Customer relationships	$184,500	17 years
Trademarks and trade names	28,500	20 years
Other	2,600	3 years

	$215,600